Vessels Under Construction - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Vessel m³	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment | $	$ 1,733	$ 3,348	$ 3,503
Gas Carrier [Member]
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment | $	243,800	187,700
Gas Carrier [Member] | Ethylene Carrier [Member]
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment | $	$ 40,600	$ 46,100
Gas Carrier [Member] | Ethylene Carrier [Member] | Contract One [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed | Vessel	2
Capacity of vessels | m³	37,300
Gas Carrier [Member] | Ethylene Carrier [Member] | Contract Two [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed | Vessel	2
Capacity of vessels | m³	22,000
Gas Carrier [Member] | Ethylene Carrier [Member] | Contract Three [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed | Vessel	1
Capacity of vessels | m³	38,000